Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Property and Equipment	Sep. 30, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Leasehold improvements	Lower of estimated useful life or remaining lease term	Lower of estimated useful life or remaining lease term
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	2 years	2 years
Software [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	3 years	3 years
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Research and development laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	3 years	3 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Leased equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Leased equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	13 years	13 years
Trade show assets [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	3 years	3 years
Trade show assets [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years